LIABILITIES TO BANKS AND OTHERS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-convertible debentures (b)	$ 15,735	$ 46,718
Bank Loan Obligations [Member]
First year (current maturities)	15,667	11,689
Second year	17,623	8,918
Third year	15,899	9,025
Fourth year	12,049	5,150
Fifth year	5,053	11,010
Sixth year and thereafter	8,078	6,313
Non-convertible debentures (b)	$ 80,326	$ 46,148